ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 17,308		$ 18,532		$ 18,429
Other comprehensive income (loss)		833		(932)		288
Ownership changes		330	[1]	(538)	[1]	(321)	[2]
Ending balance		15,311		17,308		18,532
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,752		1,909		1,408
Other comprehensive income (loss)		189		(96)		16
Ownership changes		517	[1]	(5)	[1]	27	[2]
Ending balance		2,294		1,752		1,909
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(224)	[3]	(130)	[3]	(143)	[4]
Other comprehensive income (loss)		189	[3]	(96)	[3]	16	[4]
Ownership changes				2	[1],[3]	(3)	[2],[4]
Ending balance	[3]	(35)		(224)		(130)
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(337)		(189)		(247)
Other comprehensive income (loss)		134		(150)		51
Ownership changes				2		7
Ending balance		(203)		(337)		(189)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		21		5		(8)
Other comprehensive income (loss)		90		16		13
Ownership changes				0		0
Ending balance		111		21		5
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		92		54		112
Other comprehensive income (loss)		(35)		38		(48)
Ownership changes				0		(10)
Ending balance		$ 57		$ 92		$ 54

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[3]	See Note 20 for additional information.
[4]	See Note 20 for additional information.